Condensed Consolidated Interim Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands		Ordinary shares		Additional paid- in capital	Accumulated deficit	Total
Balance at Dec. 31, 2022		$ 49		$ 325,067	$ (157,675)	$ 167,441
Balance (in Shares) at Dec. 31, 2022	[1]	98,876,266
Exercise of options and vesting of RSUs				986		986
Exercise of options and vesting of RSUs (in Shares)		2,966,800
Stock-based compensation				7,809		7,809
Net loss for the period					(9,959)	(9,959)
Balance at Jun. 30, 2023		$ 49		333,862	(167,634)	166,277
Balance (in Shares) at Jun. 30, 2023	[1]	101,843,066
Balance at Mar. 31, 2023		$ 49		329,817	(163,052)	166,814
Balance (in Shares) at Mar. 31, 2023	[1]	101,465,926
Exercise of options and vesting of RSUs				58		58
Exercise of options and vesting of RSUs (in Shares)		377,140
Stock-based compensation				3,987		3,987
Net loss for the period					(4,582)	(4,582)
Balance at Jun. 30, 2023		$ 49		333,862	(167,634)	166,277
Balance (in Shares) at Jun. 30, 2023	[1]	101,843,066
Balance at Dec. 31, 2023		$ 49		341,591	(177,336)	$ 164,304
Balance (in Shares) at Dec. 31, 2023		103,154,396	[1]			98,876,266
Exercise of options and vesting of RSUs				636		$ 636
Exercise of options and vesting of RSUs (in Shares)		2,419,708				936,281
Stock-based compensation				7,499		$ 7,499
Net loss for the period					(18,911)	(18,911)
Balance at Jun. 30, 2024		49		349,726	(196,247)	$ 153,528
Balance (in Shares) at Jun. 30, 2024						105,574,104
Balance at Mar. 31, 2024		$ 49		345,481	(187,378)	$ 158,152
Balance (in Shares) at Mar. 31, 2024	[1]	104,376,565
Exercise of options and vesting of RSUs				510		510
Exercise of options and vesting of RSUs (in Shares)		1,197,539
Stock-based compensation				3,735		3,735
Net loss for the period					(8,869)	(8,869)
Balance at Jun. 30, 2024		$ 49		$ 349,726	$ (196,247)	$ 153,528
Balance (in Shares) at Jun. 30, 2024						105,574,104

[1]	Excluding 1,006,250 Forfeiture Shares